Stock Purchase Plan and Preferred Stock (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2014 vote employee	Dec. 31, 2013	Dec. 31, 2012	Aug. 01, 2006
Stock Purchase Plan and Preferred Stock (Textual) [Abstract]
Employees contributed to company's ESOP			33,958
Participants contribution on a pretax basis only of their annual compensation, maximum (as a percentage)			20.00%
Percentage of matching contribution to ESOP Plan by employer			100.00%
Maximum percentage of eligible contribution plan up to which employer contributes			6.00%
Company contributions to ESOP on behalf of participating employees representing amounts authorized by employees to be withheld from their earnings on pre-tax basis			$ 109,036	$ 97,381	$ 88,363
Company's matching contributions to the ESOP			74,574	67,428	142,791
DOL settlement	80,000	80,000		(80,000)	80,000
Employee stock ownership plan common stock shares held in ESOP (in shares)			12,456,468
Percentage of total voting shares outstanding held by the ESOP			13.20%
Employee stock ownership plan ESOP series 2 preferred stock contributed to ESOP (in shares)						500,000
Employee stock ownership plan ESOP series 2 preferred stock par value (usd per share)						$ 0
Cumulative quarterly dividends per share on convertible serial preferred stock (in usd per share)						$ 11.25
Value of Series 2 Preferred stock issued to ESOP						500,000
Amount borrowed for acquisition of Series 2 Preferred stock						500,000
Interest rate on amount borrowed for acquisition of Series 2 Preferred stock						5.50%
Term for payment of borrowed amount for acquisition of Series 2 Preferred stock in equal quarterly payments (in years)			10 years
Number of votes for each Series 2 Preferred share under ESOP			1
Allocated or committed to be released shares of Series 2 Preferred stock outstanding (in shares)		0	0	0	0
Number of redeemed shares of Series 2 Preferred stock			40,406,000	60,681,000	59,187,000
Fair value of Series 2 Preferred stock		$ 210,773		$ 86,309	$ 210,773